STATED SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
STATED SHARE CAPITAL.
Schedule of shares authorized and issued

Figures in thousand	2017	2016	2015
Authorised number of shares	10,000,000	2,000,000	2,000,000

Reconciliation of issued number of shares:
Number of shares in issue at beginning of the year	929,004	916,140	898,840
Shares issued under SGL Share Plan	1,407	12,864	17,300
Rights issue	1,195,787	-	-
Capitalisation issue	42,523	-	-
Number of shares in issue at end of the year	2,168,721	929,004	916,140